UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 4.9%
Honeywell International, Inc.	541,173	$56,850,223
MTU Aero Engines AG	153,650	14,120,674
United Technologies Corp.	378,292	37,946,471

		$108,917,368
Alcoholic Beverages - 5.7%
AmBev S.A.	1,937,978	$11,014,487
Carlsberg Group	195,419	17,025,843
Diageo PLC	1,524,004	42,589,399
Heineken N.V.	333,343	26,263,580
Pernod Ricard S.A.	250,923	30,051,582

		$126,944,891
Apparel Manufacturers - 3.5%
Burberry Group PLC	506,508	$12,727,000
Compagnie Financiere Richemont S.A.	266,236	22,978,456
LVMH Moet Hennessy Louis Vuitton S.A.	222,889	41,785,284

		$77,490,740
Automotive - 0.8%
Delphi Automotive PLC	192,741	$15,049,217
Harley-Davidson, Inc.	60,858	3,548,021

		$18,597,238
Broadcasting - 8.3%
Omnicom Group, Inc.	266,849	$19,501,325
Time Warner, Inc.	691,395	60,870,416
Viacom, Inc., “B”	92,936	5,297,352
Walt Disney Co.	562,515	67,501,800
WPP Group PLC	1,430,613	32,841,516

		$186,012,409
Brokerage & Asset Managers - 1.6%
Deutsche Boerse AG	134,642	$12,218,546
Franklin Resources, Inc.	542,009	24,688,510

		$36,907,056
Business Services - 5.6%
Accenture PLC, “A”	558,608	$57,598,071
Adecco S.A.	259,984	21,698,965
Brenntag AG	164,586	9,151,705
Compass Group PLC	1,537,342	24,608,098
NOW, Inc. (a)(l)	120,610	2,098,614
PayPal Holdings, Inc. (a)	285,279	11,040,297

		$126,195,750
Cable TV - 2.1%
Sky PLC	1,272,754	$22,658,597
Time Warner Cable, Inc.	128,477	24,411,915

		$47,070,512

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.0%
3M Co.	226,400	$34,263,376
Monsanto Co.	92,172	9,391,405

		$43,654,781
Computer Software - 2.3%
Check Point Software Technologies Ltd. (a)	127,522	$10,299,952
Dassault Systemes S.A.	43,485	3,284,276
Oracle Corp.	955,113	38,147,213

		$51,731,441
Consumer Products - 6.3%
Colgate-Palmolive Co.	431,458	$29,347,773
International Flavors & Fragrances, Inc.	144,102	16,656,750
Reckitt Benckiser Group PLC	638,136	61,277,556
Svenska Cellulosa Aktiebolaget	1,186,510	33,779,448

		$141,061,527
Electrical Equipment - 3.9%
Amphenol Corp., “A”	272,503	$15,371,894
Legrand S.A.	396,407	24,401,591
Rockwell Automation, Inc.	46,199	5,395,119
Schneider Electric S.A.	373,101	26,056,522
W.W. Grainger, Inc.	68,716	15,716,036

		$86,941,162
Electronics - 2.0%
Hoya Corp.	461,800	$19,554,818
Microchip Technology, Inc.	362,095	15,512,150
Samsung Electronics Co. Ltd.	10,440	10,572,491

		$45,639,459
Energy - Independent - 0.4%
INPEX Corp.	730,200	$7,956,873

Food & Beverages - 5.5%
Danone S.A.	534,263	$36,196,875
Kellogg Co.	454,982	30,106,159
Nestle S.A.	747,183	56,601,258

		$122,904,292
Food & Drug Stores - 0.2%
Lawson, Inc.	65,000	$4,840,844

Gaming & Lodging - 0.7%
Sands China Ltd.	1,094,000	$4,840,396
William Hill PLC	1,147,208	7,253,935
Wynn Resorts Ltd.	44,146	4,557,192

		$16,651,523
Insurance - 0.4%
Swiss Re Ltd.	92,331	$8,312,943

Internet - 0.4%
eBay, Inc. (a)	285,279	$8,022,045

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 5.9%
Bank of New York Mellon Corp.	869,899	$37,753,617
Goldman Sachs Group, Inc.	136,421	27,975,854
Standard Chartered PLC	1,042,964	15,964,956
State Street Corp.	641,641	49,124,035

		$130,818,462
Medical Equipment - 10.2%
DENTSPLY International, Inc.	330,834	$18,827,763
Medtronic PLC	452,436	35,466,458
Sonova Holding AG	82,639	11,767,698
St. Jude Medical, Inc.	425,138	31,383,687
Stryker Corp.	319,529	32,678,231
Thermo Fisher Scientific, Inc.	416,547	58,120,803
Waters Corp. (a)	166,324	22,202,591
Zimmer Biomet Holdings, Inc.	161,701	16,828,223

		$227,275,454
Network & Telecom - 0.7%
Cisco Systems, Inc.	522,835	$14,858,971

Oil Services - 1.3%
National Oilwell Varco, Inc.	206,524	$8,700,856
Schlumberger Ltd.	257,845	21,354,723

		$30,055,579
Other Banks & Diversified Financials - 7.8%
American Express Co.	421,177	$32,034,723
Credicorp Ltd.	31,989	4,219,349
Erste Group Bank AG (a)	317,165	9,505,829
Grupo Financiero Banorte S.A. de C.V.	1,423,828	7,493,599
Itau Unibanco Holding S.A., ADR	825,869	7,168,543
Julius Baer Group Ltd.	261,223	14,449,311
Kasikornbank PLC	977,080	4,948,469
Komercni Banka A.S.	18,036	4,032,380
Sberbank of Russia, ADR	478,652	2,360,951
UBS Group AG	1,526,963	35,159,812
Visa, Inc., “A”	704,437	53,072,284

		$174,445,250
Pharmaceuticals - 4.6%
Bayer AG	343,622	$50,682,517
Johnson & Johnson	142,632	14,293,153
Merck KGaA	185,869	18,906,579
Roche Holding AG	63,534	18,350,760

		$102,233,009
Railroad & Shipping - 2.2%
Canadian National Railway Co.	615,475	$38,424,104
Union Pacific Corp.	114,435	11,167,712

		$49,591,816
Restaurants - 1.2%
McDonald’s Corp.	238,338	$23,800,433
Whitbread PLC	41,094	3,330,654

		$27,131,087

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 4.3%
Akzo Nobel N.V.	368,510	$26,391,537
L’Air Liquide S.A.	92,265	12,012,676
Linde AG	198,271	37,474,968
Praxair, Inc.	172,315	19,668,034

		$95,547,215
Specialty Stores - 2.6%
AutoZone, Inc. (a)	36,920	$25,878,705
Hermes International	10,870	4,231,416
Sally Beauty Holdings, Inc. (a)	525,174	15,644,933
Urban Outfitters, Inc. (a)	401,222	13,087,862

		$58,842,916
Trucking - 1.5%
United Parcel Service, Inc., “B”	324,291	$33,194,427
Total Common Stocks		$2,209,847,040

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	22,841,125	$22,841,125

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.12%, at Net Asset Value (j)	1,687,500	$1,687,500
Total Investments		$2,234,375,665

Other Assets, Less Liabilities - 0.0%		1,062,700
Net Assets - 100.0%		$2,235,438,365

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,209,847,040	$—	$—	$2,209,847,040
Mutual Funds	24,528,625	—	—	24,528,625
Total Investments	$2,234,375,665	$—	$—	$2,234,375,665

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $47,873,495 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,625,274,720
Gross unrealized appreciation	644,883,728
Gross unrealized depreciation	(35,782,783)
Net unrealized appreciation (depreciation)	$609,100,945

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,193,238	194,732,569	(187,084,682)	22,841,125

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,480	$22,841,125

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	56.0%
United Kingdom	10.0%
Switzerland	8.5%
France	8.0%
Germany	6.4%
Netherlands	2.4%
Canada	1.7%
Sweden	1.5%
Japan	1.4%
Other Countries	4.1%

6

QUARTERLY REPORT

July 31, 2015

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 57.3%
Aerospace - 2.1%
Cobham PLC	581,239	$2,371,799
Honeywell International, Inc.	87,861	9,229,798
Lockheed Martin Corp.	52,412	10,854,525
Northrop Grumman Corp.	17,481	3,024,388
United Technologies Corp.	64,635	6,483,537

		$31,964,047
Airlines - 0.1%
Air Canada (a)	239,050	$2,151,331

Alcoholic Beverages - 1.1%
AmBev S.A., ADR	103,103	$585,625
Heineken N.V.	100,460	7,915,088
Pernod Ricard S.A.	65,532	7,848,385

		$16,349,098
Apparel Manufacturers - 0.2%
Li & Fung Ltd.	3,766,000	$2,914,748

Automotive - 0.9%
General Motors Co.	40,353	$1,271,523
Johnson Controls, Inc.	72,658	3,310,298
Kia Motors Corp.	16,716	627,127
Magna International, Inc.	94,738	5,147,442
USS Co. Ltd.	203,700	3,581,412

		$13,937,802
Biotechnology - 0.1%
Gilead Sciences, Inc.	14,519	$1,711,209

Broadcasting - 1.1%
Fuji Television Network, Inc.	108,000	$1,395,151
Nippon Television Holdings, Inc.	115,700	2,181,715
Omnicom Group, Inc.	57,715	4,217,812
ProSiebenSat.1 Media SE	68,679	3,511,113
Viacom, Inc., “B”	33,644	1,917,708
Walt Disney Co.	31,506	3,780,720

		$17,004,219
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	13,318	$4,479,110
Computershare Ltd.	136,821	1,236,115
Daiwa Securities Group, Inc.	255,000	1,982,842
Franklin Resources, Inc.	40,638	1,851,061

		$9,549,128
Business Services - 2.3%
Accenture PLC, “A”	105,566	$10,884,910
Amadeus IT Holding S.A.	123,872	5,402,245
Ashtead Group PLC	101,165	1,550,616
Bunzl PLC	167,009	4,783,248
Compass Group PLC	410,181	6,565,731

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Nomura Research Institute Ltd.	144,200	$5,922,282

		$35,109,032
Cable TV - 0.5%
Comcast Corp., “Special A”	129,170	$8,052,458

Chemicals - 2.0%
3M Co.	59,934	$9,070,412
Givaudan S.A.	2,091	3,895,064
LyondellBasell Industries N.V., “A”	70,309	6,597,093
Monsanto Co.	11,073	1,128,228
Orica Ltd.	72,139	1,012,943
PPG Industries, Inc.	61,260	6,639,359
Yara International ASA	42,950	2,137,917

		$30,481,016
Computer Software - 0.5%
Aspen Technology, Inc. (a)	33,038	$1,466,226
Cadence Design Systems, Inc. (a)	75,857	1,590,721
Oracle Corp.	118,477	4,731,971

		$7,788,918
Computer Software - Systems - 0.4%
International Business Machines Corp.	36,893	$5,976,297

Construction - 0.3%
Geberit AG	7,230	$2,502,779
Stanley Black & Decker, Inc.	12,879	1,358,606

		$3,861,385
Consumer Products - 2.3%
Kao Corp.	222,900	$11,314,511
Kobayashi Pharmaceutical Co. Ltd.	39,500	3,101,101
Kose Corp.	28,700	2,792,770
Procter & Gamble Co.	115,233	8,838,371
Reckitt Benckiser Group PLC	74,961	7,198,194
Svenska Cellulosa Aktiebolaget	89,055	2,535,359

		$35,780,306
Containers - 0.5%
Brambles Ltd.	711,157	$5,655,644
Crown Holdings, Inc. (a)	23,618	1,216,563

		$6,872,207
Electrical Equipment - 1.6%
Danaher Corp.	48,521	$4,442,583
Legrand S.A.	65,967	4,060,725
Pentair PLC	23,248	1,413,711
Siemens AG	74,814	8,006,106
Spectris PLC	78,433	2,392,130
Tyco International PLC	88,718	3,370,397

		$23,685,652
Electronics - 1.9%
Halma PLC	210,674	$2,490,523
Hirose Electric Co. Ltd.	23,545	2,817,383

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
NVIDIA Corp.	102,085	$2,036,596
Samsung Electronics Co. Ltd.	4,552	4,609,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	378,363	8,365,606
Texas Instruments, Inc.	168,272	8,410,235

		$28,730,111
Energy - Independent - 0.9%
Cairn Energy PLC (a)	368,266	$928,216
EOG Resources, Inc.	22,354	1,725,505
INPEX Corp.	129,600	1,412,231
Marathon Petroleum Corp.	118,737	6,491,352
Occidental Petroleum Corp.	45,693	3,207,649

		$13,764,953
Energy - Integrated - 2.7%
BP PLC	98,095	$605,790
Chevron Corp.	36,057	3,190,323
China Petroleum & Chemical Corp.	6,592,000	4,999,930
Exxon Mobil Corp.	124,828	9,887,626
OAO Gazprom, ADR	412,007	1,915,833
Royal Dutch Shell PLC, “A”	321,756	9,245,453
Royal Dutch Shell PLC, “B”	160,465	4,662,230
Suncor Energy, Inc.	84,541	2,381,382
TOTAL S.A.	77,566	3,839,798

		$40,728,365
Engineering - Construction - 0.1%
Bouygues	48,218	$1,769,505

Food & Beverages - 2.6%
Bunge Ltd.	32,242	$2,574,524
Danone S.A.	149,903	10,156,084
General Mills, Inc.	193,300	11,251,993
Nestle S.A.	200,997	15,226,100

		$39,208,701
Food & Drug Stores - 1.3%
Alimentation Couche-Tard, Inc.	114,514	$5,110,817
CVS Health Corp.	113,839	12,803,472
Empire Co. Ltd., “A”	17,387	1,175,219
Kroger Co.	26,336	1,033,425

		$20,122,933
Gaming & Lodging - 0.1%
Sands China Ltd.	277,200	$1,226,470

General Merchandise - 0.6%
Target Corp.	112,938	$9,243,975

Health Maintenance Organizations - 0.3%
Anthem, Inc.	24,367	$3,759,097

Insurance - 3.7%
ACE Ltd.	28,164	$3,063,398
Aon PLC	53,435	5,384,645

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Delta Lloyd N.V.	43,879	$778,993
Everest Re Group Ltd.	17,937	3,284,623
Fairfax Financial Holdings Ltd.	12,796	6,171,158
Hiscox Ltd.	140,405	2,029,283
MetLife, Inc.	160,616	8,952,736
Prudential Financial, Inc.	99,458	8,788,109
Suncorp Group Ltd.	277,369	2,893,141
Swiss Re Ltd.	25,589	2,303,884
Travelers Cos., Inc.	77,628	8,237,883
Validus Holdings Ltd.	56,768	2,631,197
Zurich Insurance Group AG	8,244	2,510,824

		$57,029,874
Leisure & Toys - 0.1%
Hasbro, Inc.	26,171	$2,060,705

Machinery & Tools - 0.3%
GLORY Ltd.	54,000	$1,572,921
Illinois Tool Works, Inc.	15,164	1,356,723
Neopost S.A. (l)	29,866	1,200,656

		$4,130,300
Major Banks - 4.0%
Banco do Brasil	103,890	$669,044
Bank of New York Mellon Corp.	145,785	6,327,069
BNP Paribas	21,086	1,373,483
BOC Hong Kong Holdings Ltd.	1,072,500	4,323,314
Goldman Sachs Group, Inc.	24,718	5,068,920
HSBC Holdings PLC	1,026,749	9,295,041
JPMorgan Chase & Co.	178,730	12,248,367
State Street Corp.	65,743	5,033,284
Sumitomo Mitsui Financial Group, Inc.	41,200	1,907,560
Toronto-Dominion Bank	41,881	1,689,842
Wells Fargo & Co.	221,816	12,836,492

		$60,772,416
Medical Equipment - 1.0%
Abbott Laboratories	113,687	$5,762,794
Medtronic PLC	80,356	6,299,107
St. Jude Medical, Inc.	38,157	2,816,750

		$14,878,651
Metals & Mining - 0.4%
Grupo Mexico S.A.B. de C.V.	222,727	$609,052
Rio Tinto PLC	157,529	6,116,918

		$6,725,970
Natural Gas - Distribution - 0.4%
Centrica PLC	465,007	$1,935,265
Engie	223,517	4,292,175

		$6,227,440
Network & Telecom - 0.5%
Ericsson, Inc., “B”	768,430	$8,221,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.2%
Schlumberger Ltd.	39,997	$3,312,552

Other Banks & Diversified Financials - 2.3%
Agricultural Bank of China	2,301,000	$1,038,853
American Express Co.	15,366	1,168,738
China Construction Bank	5,493,000	4,485,209
DBS Group Holdings Ltd.	351,800	5,175,000
DNB A.S.A.	265,276	4,325,761
Hachijuni Bank Ltd.	133,000	1,033,437
ING Groep N.V.	367,470	6,251,360
North Pacific Ltd.	123,100	541,328
Sberbank of Russia, ADR	273,465	1,348,866
U.S. Bancorp	168,706	7,627,198
UBS Group AG	114,717	2,641,471

		$35,637,221
Pharmaceuticals - 7.1%
Bayer AG	66,093	$9,748,385
Bristol-Myers Squibb Co.	125,642	8,247,141
GlaxoSmithKline PLC	392,786	8,562,984
Johnson & Johnson	142,323	14,262,188
Merck & Co., Inc.	138,130	8,144,145
Novartis AG	238,241	24,753,592
Pfizer, Inc.	496,870	17,917,132
Roche Holding AG	36,060	10,415,343
Santen Pharmaceutical Co. Ltd.	207,300	3,052,588
Teva Pharmaceutical Industries Ltd., ADR	48,605	3,354,717

		$108,458,215
Printing & Publishing - 0.1%
RELX N.V.	99,749	$1,661,863

Railroad & Shipping - 0.2%
Canadian National Railway Co.	26,451	$1,651,336
Union Pacific Corp.	11,885	1,159,857

		$2,811,193
Real Estate - 0.5%
Deutsche Wohnen AG	303,938	$7,512,167

Restaurants - 0.3%
Greggs PLC	50,112	$1,060,388
McDonald’s Corp.	39,231	3,917,608

		$4,977,996
Specialty Chemicals - 0.5%
Linde AG	5,757	$1,088,124
Marine Harvest A.S.A.	88,519	1,093,422
PTT Global Chemical PLC	2,682,800	4,700,323

		$6,881,869
Specialty Stores - 0.1%
Esprit Holdings Ltd.	958,250	$919,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.4%
KDDI Corp.		651,800	$16,569,136
Vodafone Group PLC		1,260,215	4,759,644

			$21,328,780
Telephone Services - 1.9%
Bezeq - The Israel Telecommunication Corp. Ltd.		878,196	$1,619,276
British Telecom Group, PLC		1,101,049	7,986,000
Nippon Telegraph & Telephone Corp.		42,700	1,641,195
TDC A.S.		630,579	4,756,128
Verizon Communications, Inc.		278,639	13,037,519

			$29,040,118
Tobacco - 3.6%
Altria Group, Inc.		130,659	$7,105,236
British American Tobacco PLC		116,986	6,944,092
Imperial Tobacco Group PLC		81,833	4,300,285
Japan Tobacco, Inc.		371,900	14,444,190
Philip Morris International, Inc.		185,380	15,855,551
Reynolds American, Inc.		77,281	6,629,937

			$55,279,291
Trucking - 0.8%
bpost S.A.		27,990	$791,709
United Parcel Service, Inc., “B”		44,774	4,583,067
Yamato Holdings Co. Ltd.		305,100	6,767,418

			$12,142,194
Utilities - Electric Power - 0.8%
American Electric Power Co., Inc.		155,127	$8,775,534
Cheung Kong Infrastructure Holdings Ltd.		153,000	1,331,198
Endesa S.A.		53,996	1,135,023
Korea Electric Power Corp.		35,039	1,524,151

			$12,765,906
Total Common Stocks			$874,518,978

Bonds - 37.1%
Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/23	EUR	475,000	$501,499

Asset-Backed & Securitized - 1.8%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.474%, 1/30/25 (z)		$1,216,000	$1,208,525
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		1,489,951	1,544,194
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		93,003	93,612
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		954,325	991,687
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48		1,995,691	2,071,629
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.389%, 7/15/25 (z)		1,563,000	1,543,386
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50		2,298,421	2,320,376
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)		2,100,712	2,083,990
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		465,000	465,890
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.445%, 4/25/25 (z)		1,419,000	1,402,172
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		2,620,000	2,681,594
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.774%, 6/15/49		838,625	845,729
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51		96,347	96,438
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.774%, 6/15/49		1,040,000	1,097,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.624%, 5/15/21 (z)		$2,293,564	$2,285,922
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.835%, 6/12/50		31,985	32,077
Merrill Lynch Mortgage Trust, FRN, 5.835%, 6/12/50		1,040,000	1,093,557
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17 (z)		1,970,000	1,971,259
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.951%, 2/15/51		490,042	513,923
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48		2,322,687	2,374,232
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		1,013,505	1,006,861

			$27,724,904
Automotive - 0.7%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$492,000	$493,861
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	575,000	597,161
FCA Capital Ireland PLC, 2%, 10/23/19	EUR	575,000	642,123
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$853,000	855,434
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		1,362,000	1,355,208
Ford Motor Credit Co. LLC, 3.157%, 8/04/20		2,533,000	2,539,634
Hyundai Capital America, 2.6%, 3/19/20 (n)		889,000	886,105
RCI Banque S.A., 4.25%, 4/27/17	EUR	550,000	642,742
Volkswagen International Finance N.V., 3.75% to 3/24/21, FRN to 3/29/49	EUR	600,000	686,955
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)		$1,810,000	1,812,769
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	450,000	521,394

			$11,033,386
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$432,000	$487,224

Broadcasting - 0.3%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	1,300,000	$1,312,119
Grupo Televisa S.A.B., 5%, 5/13/45		$395,000	375,716
Myriad International Holdings B.V., 5.5%, 7/21/25 (z)		522,000	529,830
Omnicom Group, Inc., 3.65%, 11/01/24		210,000	207,383
ProSiebenSat.1 Media SE, 2.625%, 4/15/21	EUR	725,000	831,974
SES S.A., 3.6%, 4/04/23 (n)		$635,000	645,163

			$3,902,185
Brokerage & Asset Managers - 0.1%
CME Group, Inc., 3%, 3/15/25		$991,000	$968,794
TD Ameritrade Holding Corp., 2.95%, 4/01/22		715,000	714,173

			$1,682,967
Building - 0.2%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	750,000	$903,215
Martin Marietta Materials, Inc., 4.25%, 7/02/24		$400,000	404,202
Mohawk Industries, Inc., 6.125%, 1/15/16		376,000	384,319
Mohawk Industries, Inc., 2%, 1/14/22	EUR	800,000	895,337
Owens Corning, Inc., 4.2%, 12/15/22		$190,000	193,004

			$2,780,077
Business Services - 0.3%
Fidelity National Information Services, Inc., 5%, 3/15/22		$483,000	$508,692
Fidelity National Information Services, Inc., 3.875%, 6/05/24		1,180,000	1,133,106
Fiserv, Inc., 2.7%, 6/01/20		1,580,000	1,579,629
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,490,000	1,453,783

			$4,675,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 0.3%
CCO Safari II LLC, 6.384%, 10/23/35 (n)		$630,000	$644,038
Comcast Corp., 4.65%, 7/15/42		300,000	307,519
Cox Communications, Inc., 3.25%, 12/15/22 (n)		595,000	564,862
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		895,000	893,690
NBCUniversal Media LLC, 5.15%, 4/30/20		728,000	818,019
Shaw Communications, 5.65%, 10/01/19	CAD	718,000	627,202
Time Warner Cable Inc., 5.25%, 7/15/42	GBP	100,000	144,520
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	400,509
Time Warner Cable, Inc., 4.5%, 9/15/42		$75,000	60,511

			$4,460,870
Chemicals - 0.2%
CF Industries, Inc., 5.15%, 3/15/34		$424,000	$411,635
LYB International Finance B.V., 4%, 7/15/23		336,000	341,642
LyondellBasell Industries N.V., 5%, 4/15/19		597,000	647,729
LyondellBasell Industries N.V., 4.625%, 2/26/55		420,000	369,018
Solvay Finance, FRN, 4.199%, 5/29/49	EUR	700,000	787,872
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	400,000	458,585

			$3,016,481
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24		$837,000	$842,714

Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/22		$1,598,000	$1,589,251
Apple, Inc., 3.6%, 7/31/42	GBP	730,000	1,146,480

			$2,735,731
Conglomerates - 0.2%
DH Europe Finance S.A., 1%, 7/08/19	EUR	450,000	$498,555
General Electric Co., 1.25%, 5/26/23	EUR	325,000	356,542
Roper Industries, Inc., 1.85%, 11/15/17		$251,000	251,558
Smiths Group PLC, 1.25%, 4/28/23	EUR	900,000	947,861
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	575,000	595,516

			$2,650,032
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$731,000	$752,311
Whirlpool Corp., 0.625%, 3/12/20	EUR	400,000	429,965

			$1,182,276
Consumer Services - 0.1%
Priceline Group, Inc., 3.65%, 3/15/25		$429,000	$420,169
Priceline Group, Inc., 1.8%, 3/03/27	EUR	450,000	451,665

			$871,834
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/22	GBP	350,000	$583,139

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$474,000	$466,186
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		362,000	351,911

			$818,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electronics - 0.1%
Lam Research Corp., 2.75%, 3/15/20		$268,000	$266,994
Tyco Electronics Group S.A., 2.375%, 12/17/18		522,000	527,599
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	125,000	133,361

			$927,954
Emerging Market Quasi-Sovereign - 0.5%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,511,000	$1,476,525
Comision Federal De Electricidad, 4.875%, 1/15/24		535,000	557,069
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		677,000	665,999
Empresa Nacional del Petroleo, 6.25%, 7/08/19		265,000	293,883
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,590,000	1,663,331
Pemex Project Funding Master Trust, 5.75%, 3/01/18		523,000	568,763
Petroleos Mexicanos, 5.5%, 1/21/21		232,000	251,091
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		10,000	9,740
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		417,000	408,869
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,200,000	2,316,134

			$8,211,404
Emerging Market Sovereign - 0.7%
Federative Republic of Brazil, 10%, 1/01/25	BRL	24,081,000	$5,981,332
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	400,000	445,345
Republic of Kazakhstan, 5.125%, 7/21/25 (z)		$201,000	198,914
Republic of Peru, 7.35%, 7/21/25		1,805,000	2,351,013
United Mexican States, 3.625%, 3/15/22		1,140,000	1,155,390
United Mexican States, 1.625%, 3/06/24	EUR	250,000	262,207

			$10,394,201
Energy - Independent - 0.0%
Canadian Natural Resources Ltd., 3.8%, 4/15/24		$479,000	$468,442
Pioneer Natural Resources Co., 7.5%, 1/15/20		185,000	217,733

			$686,175
Energy - Integrated - 0.2%
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	$494,236
Shell International Finance B.V., 2.125%, 5/11/20		$1,738,000	1,736,347
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	500,000	521,229

			$2,751,812
Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$569,000	$635,146

Food & Beverages - 0.6%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$1,008,000	$1,140,638
Coca-Cola Co., 4.25%, 11/16/16	EUR	350,000	402,744
Coca-Cola Co., 0.75%, 3/09/23	EUR	425,000	453,420
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	414,310
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	600,000	604,494
J.M. Smucker Co., 2.5%, 3/15/20 (n)		$1,414,000	1,411,422
J.M. Smucker Co., 4.375%, 3/15/45 (n)		271,000	253,173
Kraft Heinz Co., 5%, 7/15/35 (n)		305,000	315,942
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		600,000	605,063
Mondelez International, Inc., 2.375%, 3/06/35	EUR	175,000	176,326
PepsiCo, Inc., 3.1%, 7/17/22		$1,651,000	1,678,654
Tyson Foods, Inc., 6.6%, 4/01/16		1,200,000	1,243,777
Tyson Foods, Inc., 5.15%, 8/15/44		191,000	198,343

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		$277,000	$282,726
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	308,575

			$9,489,607
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/24		$1,214,000	$1,196,148
CVS Health Corp., 4.875%, 7/20/35		357,000	369,091
CVS Health Corp., 5.75%, 6/01/17		189,000	203,666
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		1,042,000	1,047,083

			$2,815,988
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$793,000	$887,438
Packaging Corp. of America, 3.9%, 6/15/22		483,000	487,081
Packaging Corp. of America, 3.65%, 9/15/24		343,000	337,803

			$1,712,322
Gaming & Lodging - 0.1%
Whitbread Group PLC, 3.375%, 10/16/25	GBP	550,000	$862,262
Wyndham Worldwide Corp., 2.5%, 3/01/18		$500,000	500,342
Wyndham Worldwide Corp., 5.625%, 3/01/21		350,000	384,615

			$1,747,219
Insurance - 0.3%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$564,000	$548,022
American International Group, Inc., 3.75%, 7/10/25		1,106,000	1,105,920
American International Group, Inc., 4.875%, 6/01/22		926,000	1,023,391
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	470,000	519,339
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	450,000	564,638
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	450,000	625,562
UnumProvident Corp., 6.85%, 11/15/15 (n)		$697,000	707,756

			$5,094,628
Insurance - Health - 0.1%
Aetna, Inc., 1.5%, 11/15/17		$528,000	$526,236
UnitedHealth Group, Inc., 2.7%, 7/15/20		1,536,000	1,553,916

			$2,080,152
Insurance - Property & Casualty - 0.3%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	$317,616
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	450,000	438,214
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$490,000	497,190
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		730,000	754,638
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		293,000	298,409
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		500,000	496,894
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	300,000	530,407
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$759,000	776,115

			$4,109,483
International Market Quasi-Sovereign - 0.3%
Electricite de France, 6% to 2026, FRN to 12/29/49	GBP	300,000	$489,577
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$735,000	792,462
Statoil A.S.A., 4.25%, 11/23/41		660,000	647,671
Statoil A.S.A., FRN, 0.564%, 5/15/18		477,000	473,987
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		1,450,000	1,422,063

			$3,825,760

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 15.8%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,852,000	$4,046,563
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,098,000	2,078,742
Government of Australia, 5.75%, 5/15/21	AUD	13,737,000	11,926,670
Government of Canada, 4.25%, 6/01/18	CAD	7,496,000	6,352,213
Government of Canada, 3.25%, 6/01/21	CAD	69,000	59,804
Government of Canada, 2.5%, 6/01/24	CAD	4,521,000	3,791,646
Government of Canada, 5.75%, 6/01/33	CAD	4,267,000	5,101,575
Government of Canada, 4%, 6/01/41	CAD	890,000	932,157
Government of Japan, 1.8%, 3/20/43	JPY	516,800,000	4,565,237
Government of Japan, 1.1%, 6/20/20	JPY	3,257,200,000	27,557,486
Government of Japan, 2.1%, 9/20/24	JPY	1,321,800,000	12,336,729
Government of Japan, 2.2%, 9/20/27	JPY	1,256,700,000	12,075,717
Government of Japan, 1.5%, 3/20/34	JPY	1,169,000,000	10,100,364
Government of Japan, 2.4%, 3/20/37	JPY	325,150,000	3,192,208
Government of Japan, 2%, 3/20/52	JPY	127,000,000	1,163,633
Government of New Zealand, 5.5%, 4/15/23	NZD	11,829,000	9,128,585
Kingdom of Belgium, 4%, 3/28/32	EUR	3,195,000	4,825,957
Kingdom of Denmark, 1.5%, 11/15/23	DKK	9,449,000	1,492,460
Kingdom of Norway, 3.75%, 5/25/21	NOK	38,483,000	5,398,083
Kingdom of Norway, 3%, 3/14/24	NOK	23,630,000	3,249,525
Kingdom of Spain, 5.4%, 1/31/23	EUR	6,381,000	8,911,989
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,315,000	8,890,573
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,313,000	5,484,685
Kingdom of Spain, 5.15%, 10/31/28	EUR	2,202,000	3,193,692
Kingdom of Sweden, 3.5%, 6/01/22	SEK	10,830,000	1,517,888
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,389,000	4,009,442
Republic of Austria, 1.75%, 10/20/23	EUR	2,820,000	3,379,827
Republic of France, 6%, 10/25/25	EUR	5,983,000	9,824,402
Republic of France, 4.75%, 4/25/35	EUR	658,000	1,107,496
Republic of France, 4.5%, 4/25/41	EUR	1,791,000	3,086,020
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,826,000	2,898,676
Republic of Ireland, 5.4%, 3/13/25	EUR	504,000	761,895
Republic of Italy, 5.5%, 9/01/22	EUR	5,748,000	8,067,759
Republic of Italy, 5.25%, 8/01/17	EUR	7,852,000	9,503,552
Republic of Italy, 3.75%, 3/01/21	EUR	10,240,000	12,927,369
Republic of Italy, 4.75%, 9/01/28	EUR	2,202,000	3,126,390
United Kingdom Treasury, 5%, 3/07/18	GBP	3,229,000	5,587,468
United Kingdom Treasury, 8%, 6/07/21	GBP	2,024,000	4,310,118
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,523,000	2,932,249
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,376,000	4,764,865
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,264,000	4,025,338
United Kingdom Treasury, 3.75%, 7/22/52	GBP	711,000	1,445,321
United Kingdom Treasury, 4%, 1/22/60	GBP	700,000	1,554,630

			$240,686,998
Internet - 0.0%
Baidu, Inc., 3%, 6/30/20		$478,000	$475,013

Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	521,000	$398,906
Province of Manitoba, 4.15%, 6/03/20	CAD	458,000	397,038

			$795,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - 1.8%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$1,530,000	$1,529,995
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	300,000	428,639
Bank of America Corp., 1.75%, 6/05/18		$750,000	748,879
Bank of America Corp., 4.125%, 1/22/24		1,184,000	1,225,035
Bank of America Corp., 3.95%, 4/21/25		1,941,000	1,882,390
Barclays Bank PLC, 6%, 1/14/21	EUR	342,000	453,576
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	250,000	423,894
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	392,274
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$820,000	906,100
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,181,000	1,352,380
Goldman Sachs Group, Inc., 3.5%, 1/23/25		833,000	815,000
HSBC Bank PLC, FRN, 0.914%, 5/15/18 (n)		1,116,000	1,114,769
Huntington National Bank, 2.4%, 4/01/20		418,000	414,310
ING Bank N.V., 5.8%, 9/25/23 (n)		1,314,000	1,436,867
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	550,000	638,518
JPMorgan Chase & Co., 4.25%, 10/15/20		$634,000	679,738
JPMorgan Chase & Co., 3.125%, 1/23/25		1,434,000	1,378,533
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		515,000	545,578
Morgan Stanley, 2.2%, 12/07/18		720,000	727,597
Morgan Stanley, 5.5%, 7/28/21		490,000	551,795
Morgan Stanley, 3.95%, 4/23/27		1,588,000	1,517,304
Morgan Stanley, 4.3%, 1/27/45		241,000	229,099
Nationwide Building Society, 1.25%, 3/03/25	EUR	710,000	749,701
Nordea Bank AB, FRN, 0.737%, 5/13/16 (n)		$2,050,000	2,054,410
PNC Bank N.A., 2.6%, 7/21/20		857,000	862,858
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		640,000	710,400
Regions Financial Corp., 2%, 5/15/18		602,000	599,965
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	394,725
Wells Fargo & Co., 3.3%, 9/09/24		$500,000	495,686
Wells Fargo & Co., 3%, 2/19/25		642,000	617,657
Wells Fargo & Co., 4.1%, 6/03/26		649,000	652,606
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		650,000	653,705
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		317,000	324,529

			$27,508,512
Medical & Health Technology & Services - 0.1%
Becton, Dickinson and Co., 3.734%, 12/15/24		$417,000	$414,480
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		1,034,000	1,022,321
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		242,000	224,887

			$1,661,688
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$810,000	$808,504
Medtronic, Inc., 3.5%, 3/15/25		941,000	939,262
Zimmer Holdings, Inc., 4.25%, 8/15/35		376,000	354,966

			$2,102,732
Metals & Mining - 0.4%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$705,000	$739,031
Cameco Corp., 5.67%, 9/02/19	CAD	724,000	625,640
Glencore Finance Europe, 6.5%, 2/27/19	GBP	200,000	349,175
Glencore Finance Europe S.A., 1.25%, 3/17/21	EUR	560,000	591,286
Kinross Gold Corp., 5.95%, 3/15/24		$718,000	646,050
Plains Exploration & Production Co., 6.875%, 2/15/23		681,000	667,380
Southern Copper Corp., 6.75%, 4/16/40		359,000	354,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Southern Copper Corp., 5.875%, 4/23/45		$1,538,000	$1,408,839
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	300,000	356,323

			$5,738,219
Midstream - 0.6%
APT Pipelines Ltd., 5%, 3/23/35 (n)		$685,000	$648,088
Energy Transfer Partners LP, 4.65%, 6/01/21		482,000	494,151
Energy Transfer Partners LP, 3.6%, 2/01/23		399,000	371,519
Energy Transfer Partners LP, 5.15%, 3/15/45		681,000	596,916
Enterprise Products Operating LLC, 1.65%, 5/07/18		1,350,000	1,345,814
Enterprise Products Operating LLC, 3.9%, 2/15/24		346,000	346,007
Enterprise Products Operating LLC, 4.85%, 3/15/44		198,000	185,222
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		925,000	827,857
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	425,000	433,889
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	847,000	642,673
Spectra Energy Partners LP, 4.75%, 3/15/24		$1,158,000	1,218,958
Sunoco Logistics Partners LP, 5.3%, 4/01/44		571,000	518,033
Williams Cos., Inc., 3.7%, 1/15/23		1,694,000	1,528,899

			$9,158,026
Mortgage-Backed - 2.3%
Fannie Mae, 4.78%, 8/01/15		$309,470	$309,039
Fannie Mae, 4.856%, 8/01/15		245,058	244,723
Fannie Mae, 5.443%, 2/01/16		205,311	207,887
Fannie Mae, 5.09%, 12/01/16		349,389	365,457
Fannie Mae, 5.05%, 1/01/17		303,526	315,358
Fannie Mae, 5.599%, 1/01/17		672	671
Fannie Mae, 5.388%, 1/01/18		233,977	244,696
Fannie Mae, 3.854%, 7/01/18		350,646	371,956
Fannie Mae, 2.578%, 9/25/18		900,000	928,562
Fannie Mae, 5.1%, 3/01/19		316,490	350,714
Fannie Mae, 5.18%, 3/01/19		316,925	342,604
Fannie Mae, 4.57%, 5/01/19		226,646	248,464
Fannie Mae, 5%, 12/01/20 - 8/01/40		3,339,751	3,707,898
Fannie Mae, 4.5%, 3/01/25 - 4/01/44		2,025,330	2,201,576
Fannie Mae, 5.5%, 1/01/37		74,414	83,727
Fannie Mae, 6%, 9/01/37 - 6/01/38		582,551	665,953
Fannie Mae, 4%, 2/01/41		1,104,196	1,181,865
Fannie Mae, 3.5%, 5/01/43		3,226,544	3,364,975
Freddie Mac, 4%, 9/01/44		4,858,262	5,160,388
Freddie Mac, 1.426%, 8/25/17		927,000	933,818
Freddie Mac, 3.882%, 11/25/17		733,000	772,902
Freddie Mac, 2.412%, 8/25/18		802,000	824,142
Freddie Mac, 5.085%, 3/25/19		589,000	657,679
Freddie Mac, 1.883%, 5/25/19		1,250,000	1,261,925
Freddie Mac, 3.32%, 7/25/20		337,795	350,669
Freddie Mac, 5.5%, 7/01/37		173,814	194,025
Freddie Mac, 4.5%, 5/01/40		2,769,156	3,005,639
Ginnie Mae, 5%, 5/15/40		973,757	1,081,360
Ginnie Mae, 3.5%, 6/20/43		2,751,410	2,883,471
Ginnie Mae, 4%, 11/20/44 - 12/20/44		2,860,221	3,036,757

			$35,298,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Distribution - 0.1%
Engie, 3.00% to 6/02/19, FRN to 6/29/49	EUR	400,000	$451,518
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,440,000	1,443,570

			$1,895,088
Network & Telecom - 0.4%
AT&T, Inc., 2.45%, 6/30/20		$717,000	$705,266
AT&T, Inc., 4.75%, 5/15/46		728,000	671,451
British Telecommunications PLC, 5.75%, 12/07/28	GBP	165,000	314,232
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		$1,730,000	1,707,458
Verizon Communications, Inc., 4.5%, 9/15/20		999,000	1,076,426
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	550,000	619,495
Verizon Communications, Inc., 6.4%, 9/15/33		$725,000	838,156
Verizon Communications, Inc., 5.05%, 3/15/34		395,000	398,130
Verizon Communications, Inc., 6.55%, 9/15/43		403,000	476,116

			$6,806,730
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24		$480,000	$471,615
Valero Energy Corp., 4.9%, 3/15/45		601,000	566,974

			$1,038,589
Other Banks & Diversified Financials - 1.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$840,000	$900,648
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	600,000	685,796
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$901,000	1,011,823
BBVA Subordinated Capital S.A.U., 3.50% to 4/11/19, FRN to 4/11/24	EUR	500,000	573,100
BPCE S.A., 4.5%, 3/15/25 (n)		$300,000	292,604
Capital One Bank (USA) N.A., 3.375%, 2/15/23		900,000	868,208
Citigroup, Inc., 2.15%, 7/30/18		1,944,000	1,950,524
Citigroup, Inc., 8.5%, 5/22/19		830,000	1,012,112
Citigroup, Inc., 3.75%, 6/16/24		753,000	755,231
Discover Bank, 7%, 4/15/20		1,065,000	1,230,463
Discover Bank, 3.1%, 6/04/20		480,000	482,379
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	300,000	520,289
Intesa Sanpaolo S.p.A., 1.125%, 3/04/22	EUR	1,150,000	1,220,703
KBC Groep N.V., 1.875% to 3/11/22, FRN to 3/11/27	EUR	300,000	317,956
KBC Group N.V., FRN, 2.375%, 11/25/24	EUR	600,000	669,513
Macquarie Group Ltd., 3%, 12/03/18 (n)		$111,000	112,828
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	422,759
Svenska Handelsbanken AB, FRN, 0.731%, 3/21/16		$1,210,000	1,212,471
Swedbank AB, 1.75%, 3/12/18 (n)		728,000	728,818

			$14,968,225
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/22		$483,000	$482,818

Pharmaceuticals - 0.6%
AbbVie, Inc., 1.75%, 11/06/17		$528,000	$528,835
AbbVie, Inc., 2.5%, 5/14/20		2,055,000	2,042,376
Actavis Funding SCS, 3.8%, 3/15/25		403,000	392,871
Actavis Funding SCS, 4.85%, 6/15/44		111,000	106,741
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	595,000	676,160
Celgene Corp., 1.9%, 8/15/17		$483,000	486,053
EMD Finance LLC, 2.95%, 3/19/22 (n)		671,000	657,536
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		911,000	963,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Gilead Sciences, Inc., 2.35%, 2/01/20		$450,000	$451,810
Gilead Sciences, Inc., 3.7%, 4/01/24		988,000	1,009,860
Gilead Sciences, Inc., 4.5%, 2/01/45		326,000	323,514
Mylan, Inc., 2.55%, 3/28/19		216,000	215,123
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		531,000	530,811

			$8,385,270
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/40		$36,000	$25,650
Teck Resources Ltd., 5.4%, 2/01/43		289,000	200,045

			$225,695
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24		$670,000	$728,035

Railroad & Shipping - 0.0%
Union Pacific Corp., 3.875%, 2/01/55		$300,000	$268,478

Real Estate - Apartment - 0.1%
Deutsche Annington Finance B.V., 2.125%, 7/09/22	EUR	500,000	$567,230
Deutsche Annington Finance B.V., FRN, 4%, 12/29/49	EUR	500,000	553,655

			$1,120,885
Real Estate - Healthcare - 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$700,000	$691,235

Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$669,000	$654,091

Real Estate - Other - 0.1%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25		$1,002,000	$993,784

Real Estate - Retail - 0.1%
Hammerson PLC, 2.75%, 9/26/19	EUR	300,000	$351,929
Hammerson PLC, 6%, 2/23/26	GBP	220,000	425,195
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$640,000	728,724

			$1,505,848
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$346,000	$345,727

Retailers - 0.4%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$501,000	$504,744
Cencosud S.A., 5.5%, 1/20/21		586,000	619,891
Dollar General Corp., 4.125%, 7/15/17		500,000	520,162
Dollar General Corp., 3.25%, 4/15/23		206,000	197,112
Gap, Inc., 5.95%, 4/12/21		738,000	828,794
Home Depot, Inc., 2.625%, 6/01/22		1,400,000	1,384,543
Kohl’s Corp., 4.25%, 7/17/25		1,651,000	1,651,056
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	300,000	509,495

			$6,215,797
Specialty Chemicals - 0.1%
Ecolab Inc. Callable Notes Fixed 2.625%, 7/08/25	EUR	325,000	$373,129
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		$584,000	598,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Chemicals - continued
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		$209,000	$195,154

			$1,166,883
Supermarkets - 0.1%
Carrefour S.A., 1.75%, 7/15/22	EUR	425,000	$482,818
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	725,000	629,259
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	200,000	286,925

			$1,399,002
Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	440,000	$347,373
International Finance Corp., 3.25%, 7/22/19	AUD	635,000	476,696

			$824,069
Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	200,000	$222,145
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	500,000	666,500
American Tower Corp., REIT, 4.7%, 3/15/22		$167,000	175,176
American Tower Corp., REIT, 3.5%, 1/31/23		502,000	484,202
American Tower Corp., REIT, 4%, 6/01/25		1,250,000	1,224,876
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	266,000	307,471
Rogers Communications, Inc., 5%, 3/15/44		$344,000	343,990
SBA Tower Trust, 2.898%, 10/15/44 (n)		588,000	588,875

			$4,013,235
Telephone Services - 0.1%
TDC A/S Callable Medium Term Note Fixed 1.75%, 2/27/27	EUR	600,000	$615,085
TELUS Corp., 5.05%, 7/23/20	CAD	734,000	637,682

			$1,252,767
Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/22		$1,460,000	$1,413,573
B.A.T. International Finance PLC, 2%, 3/13/45	EUR	450,000	426,313
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (z)		$1,324,000	1,322,364
Reynolds American, Inc., 8.125%, 6/23/19 (z)		434,000	516,807
Reynolds American, Inc., 3.25%, 6/12/20		2,454,000	2,492,641
Reynolds American, Inc., 4.45%, 6/12/25		255,000	261,891
Reynolds American, Inc., 5.7%, 8/15/35		359,000	379,456

			$6,813,045
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$192,000	$196,127
ERAC USA Finance LLC, 7%, 10/15/37 (n)		627,000	779,318
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	385,721
Hit Finance B.V., 4.875%, 10/27/21	EUR	300,000	397,964

			$1,759,130
U.S. Government Agencies and Equivalents - 0.2%
Aid-Egypt, 4.45%, 9/15/15		$1,113,000	$1,118,312
Small Business Administration, 5.09%, 10/01/25		51,338	55,353
Small Business Administration, 5.21%, 1/01/26		607,063	656,947
Small Business Administration, 5.31%, 5/01/27		419,517	461,967
Small Business Administration, 2.22%, 3/01/33		1,136,704	1,123,685

			$3,416,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds, 4.5%, 8/15/39		$7,657,600	$9,889,071
U.S. Treasury Bonds, 3.625%, 2/15/44		4,550,000	5,177,045
U.S. Treasury Notes, 4.75%, 8/15/17 (f)		3,896,000	4,217,116
U.S. Treasury Notes, 3.5%, 5/15/20 (f)		17,028,000	18,569,834
U.S. Treasury Notes, 2.75%, 2/15/24		6,739,000	7,067,526

			$44,920,592
Utilities - Electric Power - 0.4%
American Electric Power Co., Inc., 1.65%, 12/15/17		$528,000	$527,513
CMS Energy Corp., 5.05%, 3/15/22		631,000	694,673
DTE Electric Co., 3.7%, 3/15/45		700,000	651,099
E.On International Finance, 6.375%, 6/07/32	GBP	250,000	495,626
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	613,071
Enel Finance International N.V., 5.625%, 8/14/24	GBP	250,000	457,554
Enel Finance International N.V., 4.875%, 3/11/20	EUR	350,000	454,830
Enel Finance International N.V., 1.966%, 1/27/25	EUR	600,000	672,674
Enel S.p.A., 6.25%, 6/20/19	GBP	300,000	537,221
PPL Capital Funding, Inc., 5%, 3/15/44		$331,000	349,494
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		189,000	210,680
Progress Energy, Inc., 7.05%, 3/15/19		460,000	533,776

			$6,198,211
Total Bonds			$565,946,002

Convertible Preferred Stocks - 0.1%
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%		640	$711,763

			$711,763
Telephone Services - 0.1%
Frontier Communications Corp., 11.125%		10,610	$1,037,128

			$1,037,128
Total Convertible Preferred Stocks			$1,748,891

Preferred Stocks - 0.8%
Consumer Products - 0.5%
Henkel AG & Co. KGaA		70,719	$8,388,051

Telephone Services - 0.3%
Telecom Italia S.p.A.		4,540,823	$4,712,676
Total Preferred Stocks			$13,100,727

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		59,193,296	$59,193,296

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.12%, at Net Asset Value (j)		907,403	$907,403
Total Investments			$1,515,415,297

Other Assets, Less Liabilities - 0.7%			10,406,688
Net Assets - 100.0%			$1,525,821,985

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,282,414 representing 3.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.474%, 1/30/25	9/26/14	$1,208,968	$1,208,525
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.389%, 7/15/25	9/26/14	1,541,673	1,543,386
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/08/15	2,086,706	2,083,990
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.445%, 4/25/25	9/26/14	1,403,220	1,402,172
Imperial Tobacco Finance PLC, 4.25%, 7/21/25	12/02/14-3/31/15	1,296,077	1,322,364
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.624%, 5/15/21	4/08/15	2,278,902	2,285,922
Myriad International Holdings B.V., 5.5%, 7/21/25	7/14/15	521,802	529,830
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	543,157	445,345
Republic of Kazakhstan, 5.125%, 7/21/25	7/14/15	198,946	198,914
Reynolds American, Inc., 8.125%, 6/23/19	9/13/13	493,229	516,807
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17	3/11/15	1,969,857	1,971,259
Total Restricted Securities			$13,508,514
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	2,987,800	10/09/15	$2,193,939	$2,175,964	$17,975
SELL	AUD	Westpac Banking Corp.	11,936,774	10/09/15	8,822,410	8,693,349	129,061
SELL	BRL	Deutsche Bank AG	39,808,236	8/04/15-9/02/15	12,302,339	11,574,570	727,769
SELL	BRL	Morgan Stanley Capital Services, Inc.	4,200,000	10/02/15	1,233,661	1,201,064	32,597
SELL	CAD	Goldman Sachs International	3,019,953	10/09/15	2,323,496	2,308,127	15,369
SELL	CAD	Merrill Lynch International	3,650,302	10/09/15	2,880,681	2,789,897	90,784
SELL	DKK	Goldman Sachs International	1,768,553	10/09/15	262,740	260,688	2,052
BUY	EUR	Goldman Sachs International	10,100,467	10/09/15	11,052,477	11,103,261	50,784
BUY	EUR	Merrill Lynch International	1,170,000	10/09/15	1,276,089	1,286,160	10,071
BUY	EUR	UBS AG	12,110,658	10/09/15	13,252,681	13,313,028	60,347
SELL	EUR	Goldman Sachs International	2,150,180	10/09/15	2,376,731	2,363,654	13,077
BUY	GBP	Barclays Bank PLC	1,609,753	10/09/15	2,502,497	2,512,700	10,203
BUY	GBP	Goldman Sachs International	855,000	10/09/15	1,328,347	1,334,589	6,242
BUY	GBP	JPMorgan Chase Bank	7,465,000	10/09/15	11,641,110	11,652,290	11,180
BUY	GBP	Merrill Lynch International	1,609,753	10/09/15	2,505,232	2,512,700	7,468
SELL	GBP	Goldman Sachs International	4,010,000	10/09/15	6,263,259	6,259,301	3,958
BUY	ILS	Barclays Bank PLC	2,402,000	10/09/15	634,742	636,892	2,150
BUY	INR	Barclays Bank PLC	179,299,000	8/11/15	2,769,396	2,792,680	23,284
BUY	INR	JPMorgan Chase Bank	184,150,000	8/11/15	2,844,894	2,868,237	23,343
BUY	JPY	Goldman Sachs International	585,185,000	10/09/15	4,723,734	4,726,267	2,533
BUY	JPY	Morgan Stanley Capital Services, Inc.	37,052,000	10/09/15	299,009	299,252	243
SELL	NZD	Westpac Banking Corp.	21,862,228	10/09/15	14,438,690	14,353,513	85,177
BUY	PLN	Goldman Sachs International	4,070,803	10/09/15	1,060,249	1,077,054	16,805
SELL	SEK	Deutsche Bank AG	28,857,905	10/09/15	3,382,499	3,349,621	32,878
SELL	THB	JPMorgan Chase Bank	180,000,000	8/14/15	5,287,897	5,133,626	154,271

							$1,529,621

Liability Derivatives
BUY	AUD	Goldman Sachs International	346,000	10/09/15	$254,112	$251,986	$(2,126)
BUY	BRL	Deutsche Bank AG	23,854,688	8/04/15	7,161,669	6,967,008	(194,661)
BUY	CAD	Goldman Sachs International	195,000	10/09/15	150,601	149,037	(1,564)
BUY	CAD	Merrill Lynch International	541,000	10/09/15	414,972	413,482	(1,490)
BUY	CHF	UBS AG	4,766,000	10/09/15	5,034,144	4,943,733	(90,411)
BUY	CZK	Citibank N.A.	12,895,000	10/09/15	525,528	523,384	(2,144)
BUY	EUR	Deutsche Bank AG	8,500,114	9/17/15	9,582,391	9,340,804	(241,587)
BUY	EUR	Goldman Sachs International	308,000	10/09/15	339,706	338,579	(1,127)
SELL	EUR	Goldman Sachs International	6,634,779	10/09/15	7,251,607	7,293,493	(41,886)
SELL	EUR	JPMorgan Chase Bank	10,659,000	10/09/15	11,631,906	11,717,247	(85,341)
BUY	GBP	Goldman Sachs International	761,000	10/09/15	1,188,767	1,187,862	(905)
SELL	GBP	Goldman Sachs International	1,278,289	10/09/15	1,974,614	1,995,310	(20,696)
BUY	JPY	Credit Suisse Group	1,321,218,169	10/09/15	10,800,001	10,670,865	(129,136)
BUY	JPY	Deutsche Bank AG	1,321,218,166	10/09/15	10,799,472	10,670,865	(128,607)
SELL	JPY	Goldman Sachs International	385,383,439	10/09/15	3,111,289	3,112,563	(1,274)
BUY	KRW	Barclays Bank PLC	769,342,000	8/14/15	680,984	657,252	(23,732)
BUY	KRW	JPMorgan Chase Bank	6,597,112,000	8/14/15	5,840,219	5,635,939	(204,280)
BUY	MXN	Goldman Sachs International	25,070,281	10/09/15	1,573,481	1,547,903	(25,578)
BUY	MYR	JPMorgan Chase Bank	6,849,863	10/26/15	1,784,748	1,778,975	(5,773)
SELL	NOK	Goldman Sachs International	66,375,850	10/09/15	8,062,170	8,113,728	(51,558)
BUY	NZD	Goldman Sachs International	1,534,107	10/09/15	1,013,093	1,007,209	(5,884)
BUY	NZD	JPMorgan Chase Bank	7,600,000	10/09/15	5,053,208	4,989,734	(63,474)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	SEK	Goldman Sachs International	40,735,904	10/09/15	$4,771,632	$4,728,335	$(43,297)
BUY	SGD	Goldman Sachs International	1,036,000	10/09/15	764,908	753,695	(11,213)
BUY	THB	JPMorgan Chase Bank	37,630,750	8/14/15	1,099,093	1,073,234	(25,859)
BUY	TRY	Goldman Sachs International	2,489,000	10/09/15	899,798	880,948	(18,850)
BUY	ZAR	Citibank N.A.	13,302,933	10/09/15	1,045,144	1,039,122	(6,022)

							$(1,428,475)

Futures Contracts Outstanding at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liabilities Derivatives
Interest Rate Futures
German Euro Bund (Long)	EUR	30	$5,087,094	September - 2015	$(31,366)
US Treasury Bond 30 yr (Short)	USD	8	1,247,500	September - 2015	(2,028)
US Treasury Note 10 yr (Short)	USD	36	4,587,750	September - 2015	(12,126)
US Treasury Note 2 yr (Short)	USD	71	15,553,438	September - 2015	(35,749)

					$(81,269)

At July 31, 2015, the fund had cash collateral of $280,000 and other liquid securities with an aggregate value of $274,397 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$428,170,463	$—	$—	$428,170,463
United Kingdom	95,783,830	—	—	95,783,830
Japan	82,123,611	1,907,560	—	84,031,171
Switzerland	64,249,057	—	—	64,249,057
Germany	38,253,946	—	—	38,253,946
France	34,540,811	—	—	34,540,811
Canada	25,478,527	—	—	25,478,527
Netherlands	16,607,304	—	—	16,607,304
Australia	10,797,843	—	—	10,797,843
Other Countries	86,755,321	4,700,323	—	91,455,644
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	48,336,856	—	48,336,856
Non-U.S. Sovereign Debt	—	263,942,432	—	263,942,432
U.S. Corporate Bonds	—	120,772,346	—	120,772,346
Residential Mortgage-Backed Securities	—	35,298,900	—	35,298,900
Commercial Mortgage-Backed Securities	—	16,763,760	—	16,763,760
Asset-Backed Securities (including CDOs)	—	10,961,144	—	10,961,144
Foreign Bonds	—	69,870,564	—	69,870,564
Mutual Funds	60,100,699	—	—	60,100,699
Total Investments	$942,861,412	$572,553,885	$—	$1,515,415,297

Other Financial Instruments
Futures Contracts	$(81,269)	$—	$—	$(81,269)
Forward Foreign Currency Exchange Contracts	—	101,146	—	101,146

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $86,881,591 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,312,711,531
Gross unrealized appreciation	255,178,219
Gross unrealized depreciation	(52,474,453)
Net unrealized appreciation (depreciation)	$202,703,766

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,098,625	274,959,592	(288,864,921)	59,193,296

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46,670	$59,193,296

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	47.3%
Japan	10.2%
United Kingdom	8.6%
Switzerland	4.4%
Germany	3.7%
France	3.5%
Canada	3.2%
Italy	2.9%
Spain	2.3%
Other Countries	13.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

July 31, 2015

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 89.8%
Cable TV - 6.1%
Astro Malaysia Holdings Berhad	5,268,400	$4,229,046
Charter Communications, Inc., “A” (a)(l)	375,138	69,723,149
Comcast Corp., “Special A”	1,674,114	104,364,267
Liberty Global PLC LiLAC, “C” (a)	65,363	2,781,177
Liberty Global PLC, “C” (a)	1,307,251	64,238,314
Time Warner Cable, Inc.	619,363	117,685,164

		$363,021,117
Energy - Independent - 2.8%
Anadarko Petroleum Corp.	430,100	$31,977,935
Enable Midstream Partners LP	1,016,968	16,637,596
EQT Corp.	549,447	42,225,002
Memorial Resource Development Corp. (a)	340,102	5,203,561
Noble Energy, Inc.	966,865	34,062,654
Western Gas Equity Partners LP	650,371	38,150,763

		$168,257,511
Natural Gas - Distribution - 7.0%
China Resources Gas Group Ltd.	16,540,000	$50,458,703
Engie	3,542,129	68,019,152
Gas Natural SDG S.A.	1,068,906	23,226,126
Infraestructura Energetica Nova S.A.B. de C.V. (a)	2,233,243	10,906,681
NiSource, Inc.	1,686,219	29,441,384
NorthWestern Corp.	538,220	28,977,765
Sempra Energy	1,675,832	170,566,181
Snam S.p.A.	6,224,442	30,625,250

		$412,221,242
Natural Gas - Pipeline - 15.0%
APA Group	2,987,385	$19,805,515
Columbia Pipeline Group, Inc.	2,392,694	69,818,811
Columbia Pipeline Partners LP	924,206	21,663,389
Enbridge, Inc.	2,267,017	98,820,690
Energy Transfer Equity LP	2,328,750	70,048,800
Energy Transfer Partners LP	1,747,009	89,446,861
Enterprise Products Partners LP	1,383,454	39,193,252
EQT GP Holdings LP	295,806	9,646,234
EQT Midstream Partners LP	37,017	2,916,199
JP Energy Partners LP	839,230	10,154,683
Kinder Morgan, Inc.	2,973,816	103,012,986
ONEOK Partners LP	312,485	10,121,389
Plains All American Pipeline LP	421,861	17,612,697
Plains GP Holdings LP	3,399,425	87,161,257
SemGroup Corp., “A”	541,639	38,505,117
Sunoco Logistics Partners LP	440,077	16,467,681
Tallgrass Energy GP LP	807,149	24,279,042
Williams Cos., Inc.	1,890,418	99,209,137
Williams Partners LP	1,337,346	61,691,771

		$889,575,511
Telecommunications - Wireless - 5.6%
American Tower Corp., REIT	843,123	$80,189,429
Bharti Airtel Ltd.	2,256,587	14,739,320

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Bharti Infratel Ltd. (a)	1,026,572	$7,167,153
Infrastrutture Wireless Italiane S.p.A. (a)(n)	1,476,060	7,087,374
KDDI Corp.	1,003,600	25,512,097
MegaFon PJSC, GDR	753,965	9,349,166
Mobile TeleSystems PJSC, ADR	3,555,830	29,157,806
Philippine Long Distance Telephone Co.	244,630	15,436,803
SBA Communications Corp. (a)	646,552	78,051,757
Vodafone Group PLC	16,359,079	61,785,795

		$328,476,700
Telephone Services - 8.1%
Altice S.A. (a)	297,853	$37,618,461
Bezeq - The Israel Telecommunication Corp. Ltd.	19,291,878	35,571,645
British Telecom Group, PLC	4,706,850	34,139,175
Cellnex Telecom S.A.U. (a)	1,873,903	31,055,430
Com Hem Holding AB	7,257,336	64,103,979
Frontier Communications Corp.	621,927	2,935,495
Hellenic Telecommunications Organization S.A.	4,355,497	36,586,156
PT XL Axiata Tbk	76,782,800	16,829,496
Quebecor, Inc., “B”	1,522,522	36,006,886
TDC A.S.	10,422,734	78,613,232
TELUS Corp.	661,969	22,599,622
Verizon Communications, Inc.	1,820,426	85,177,733

		$481,237,310
Utilities - Electric Power - 45.2%
8point3 Energy Partners LP (a)	448,710	$7,143,463
Abengoa Yield PLC (l)	2,747,153	69,722,743
AES Corp.	11,709,888	149,886,566
ALLETE, Inc.	819,947	39,595,241
Alliant Energy Corp.	210,759	12,963,786
Ameren Corp.	1,129,385	46,395,136
American Electric Power Co., Inc.	2,574,059	145,614,514
Calpine Corp. (a)	5,856,504	107,174,023
CenterPoint Energy, Inc.	637,546	12,330,140
China Longyuan Electric Power Group Corp.	21,210,000	24,267,985
CMS Energy Corp.	1,170,896	40,114,897
Companhia Paranaense de Energia, ADR (l)	721,620	7,331,659
CPFL Energia S.A.	5,540,238	31,196,656
Dominion Resources, Inc.	691,121	49,553,376
DTE Energy Co.	628,616	50,578,443
Dynegy, Inc. (a)	4,795,554	124,924,182
Edison International	543,072	32,589,751
EDP Renovaveis S.A.	17,790,990	130,305,287
Enel Green Power S.p.A.	6,782,482	14,085,796
Enel S.p.A	24,262,276	114,204,945
Energias de Portugal S.A.	29,220,163	108,082,634
Energias do Brasil S.A.	9,238,284	35,210,680
Enersis S.A., ADR	492,506	7,441,766
Equatorial Energia S.A.	830,531	8,489,781
Exelon Corp.	5,889,055	188,979,775
Iberdrola S.A.	4,551,975	32,114,902
NextEra Energy Partners LP	572,070	20,411,458
NextEra Energy, Inc.	2,056,567	216,350,848
NRG Energy, Inc.	6,076,764	136,423,352

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
NRG Yield, Inc., “A” (l)	678,793	$13,379,010
NRG Yield, Inc., “C”	1,353,193	26,103,093
OGE Energy Corp.	3,388,596	100,844,617
PG&E Corp.	1,327,961	69,731,232
PPL Corp.	6,469,282	205,787,860
Public Service Enterprise Group, Inc.	3,782,436	157,614,108
Red Electrica de Espana	559,126	44,685,155
Talen Energy Corp. (a)	729,041	11,467,815
TerraForm Power, Inc.	794,595	23,964,985
Tractebel Energia S.A.	1,610,800	17,053,841
Xcel Energy, Inc.	1,147,496	39,783,686

		$2,673,899,187
Total Common Stocks		$5,316,688,578

Bonds - 0.0%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 6.95%, 1/05/23 (i)(z)	$211,181	$22,195

Convertible Preferred Stocks - 7.6%
Energy - Independent - 0.4%
Anadarko Petroleum Corp., 7.5%	497,542	$24,941,780

Telecommunications - Wireless - 1.0%
American Tower Corp., 5.5%	377,310	$38,285,646
T-Mobile U.S., Inc., 5.5%	257,852	18,359,062

		$56,644,708
Telephone Services - 0.5%
Frontier Communications Corp., 11.125%	309,109	$30,215,405

Utilities - Electric Power - 5.7%
Dominion Resources, Inc., “A”, 6.125%	668,072	$37,732,707
Dominion Resources, Inc., “B”, 6%	775,605	44,007,828
Dominion Resources, Inc., 6.375%	759,909	38,360,206
Dynegy, Inc., 5.375%	566,476	53,254,409
Exelon Corp., 6.5%	1,995,373	93,263,734
NextEra Energy, Inc., 5.799%	274,899	15,938,644
NextEra Energy, Inc., 5.889%	817,004	54,183,705

		$336,741,233
Total Convertible Preferred Stocks		$448,543,126

Preferred Stocks - 1.6%
Telephone Services - 1.1%
Oi S.A. (a)	5,086,270	$7,189,809
Telecom Italia S.p.A.	57,165,127	59,328,612

		$66,518,421
Utilities - Electric Power - 0.5%
AES Tiete S.A.	525,500	$2,808,642
Companhia Paranaense de Energia	2,609,300	26,885,937

		$29,694,579
Total Preferred Stocks		$96,213,000

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	39,481,195	$39,481,195

Collateral for Securities Loaned - 1.1%
JPMorgan Prime Money Market Fund, 0.12%, at Net Asset Value (j)	66,738,018	$66,738,018
Total Investments		$5,967,686,112

Other Assets, Less Liabilities - (0.8)%		(45,075,593)
Net Assets - 100.0%		$5,922,610,519

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,087,374, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.95%, 1/05/23	1/18/02	$6,159	$22,195
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	316,660	10/09/15	$347,946	$348,099	$153
BUY	EUR	Deutsche Bank AG	52,464	10/09/15	57,396	57,673	277
BUY	EUR	Goldman Sachs International	3,307,853	10/09/15	3,619,660	3,636,263	16,603
BUY	EUR	UBS AG	2,555,528	10/09/15	2,796,512	2,809,246	12,734
SELL	EUR	Credit Suisse Group	15,673,976	10/09/15	17,378,981	17,230,120	148,861
SELL	EUR	Deutsche Bank AG	131,794,735	9/17/15-10/09/15	147,504,578	144,851,054	2,653,524
SELL	EUR	Goldman Sachs International	80,400,499	10/09/15	89,169,541	88,382,821	786,720
SELL	EUR	JPMorgan Chase Bank	200,370,994	10/09/15	222,058,550	220,264,225	1,794,325
SELL	EUR	Morgan Stanley Capital Services, Inc.	2,134,616	10/09/15	2,348,882	2,346,545	2,337

							$5,415,534

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Deutsche Bank AG	2,411,952	10/09/15	$2,667,292	$2,651,416	$(15,876)
BUY	EUR	Goldman Sachs International	28,269	10/09/15	31,430	31,076	(354)
BUY	EUR	JPMorgan Chase Bank	1,553,143	10/09/15	1,730,855	1,707,342	(23,513)
SELL	EUR	Citibank N.A.	30,603,250	10/09/15	33,519,649	33,641,602	(121,953)
SELL	EUR	Merrill Lynch International Bank	9,445,530	10/09/15	10,348,608	10,383,301	(34,693)
SELL	GBP	Barclays Bank PLC	21,137,498	10/09/15	32,858,052	32,994,006	(135,954)
SELL	GBP	Merrill Lynch International Bank	20,711,838	10/09/15	32,233,502	32,329,584	(96,082)

							$(428,425)

At July 31, 2015, the fund had cash collateral of $530,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

6

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,235,648,471	$15,938,644	$—	$4,251,587,115
Portugal	238,387,922	—	—	238,387,922
Italy	225,331,977	—	—	225,331,977
United Kingdom	165,647,713	—	—	165,647,713
Canada	157,427,198	—	—	157,427,198
Brazil	136,167,005	—	—	136,167,005
Spain	131,081,613	—	—	131,081,613
Denmark	78,613,232	—	—	78,613,232
China	74,726,688	—	—	74,726,688
Other Countries	365,888,085	36,586,156	—	402,474,241
Commercial Mortgage-Backed Securities	—	22,195	—	22,195
Mutual Funds	106,219,213	—	—	106,219,213
Total Investments	$5,915,139,117	$52,546,995	$—	$5,967,686,112

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,987,109	$—	$4,987,109

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $52,524,800 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $80,889,257 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,378,322,449
Gross unrealized appreciation	923,546,139
Gross unrealized depreciation	(334,182,476)
Net unrealized appreciation (depreciation)	$589,363,663

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$241,096,971	$1,075,448,175	$(1,277,063,951)	39,481,195

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$133,575	$39,481,195

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	72.8%
Portugal	4.0%
Italy	3.8%
United Kingdom	2.8%
Canada	2.7%
Brazil	2.3%
Spain	2.2%
Denmark	1.3%
China	1.3%
Other Countries	6.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.